Document and Entity Information	Mar. 19, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001649744
Document Type	8-K
Document Period End Date	Mar. 19, 2026
Entity Registrant Name	DULUTH HOLDINGS INC.
Entity Incorporation State Country Code	WI
Entity File Number	001-37641
Entity Tax Identification Number	39-1564801
Entity Address, Address Line One	201 East Front Street
Entity Address, City or Town	Mount Horeb
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53572
City Area Code	(608)
Local Phone Number	424-1544
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class B Common Stock, No Par Value
Trading Symbol	DLTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false